Corporate Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Corporate Information
Headcount reduction	30.00%
Dievini
Corporate Information
Voting interests held	37.00%
Minimum | Dievini
Corporate Information
Voting interests held		37.00%
Maximum | Dievini
Corporate Information
Voting interests held		43.00%